Business development	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Business development	Business development
Zup I.T. Serviços em Tecnologia e Inovação S.A.
On October 31, 2019, ITAÚ UNIBANCO HOLDING, through its subsidiary Redecard Instituição de Pagamento S.A. (REDE), entered into a purchase and sale agreement for 100% of Zup I.T. Serviços em Tecnologia e Inovação S.A.'s (ZUP) capital in three phases, and the first phase, performed in March 2020, granted control to ITAÚ UNIBANCO HOLDING.
In 2023, ITAÚ UNIBANCO HOLDING increased its ownership interest by 20.57% (2,228,342 shares) for the amount of R$199, then holding 72.51%.
In 2024, there was a dilution of 1.32% (issuance of 200,628 new shares) in the ownership interest of ITAÚ UNIBANCO HOLDING and the completion of the third stage, with the acquisition of the remaining ownership interest of 28.81% (3,178,623 shares) in the ZUP's capital for the amount of R$ 312.
The effective acquisitions and financial settlements occurred on May 31, 2023, June 14, 2023 and March 28, 2024.
Avenue Holding Cayman Ltd
On July 08, 2022, ITAÚ UNIBANCO HOLDING entered into a share purchase agreement with Avenue Controle Cayman Ltd and other selling stockholders for the acquisition of control of Avenue Holding Cayman Ltd (AVENUE). The purchase occurs in three phases over five years. In the first phase, ITAÚ UNIBANCO HOLDING, through its subsidiary ITB Holding Brasil Participações Ltda., acquired 35% of AVENUE’s capital, which became a joint venture, for approximately R$ 563. In the second phase, ITAÚ UNIBANCO HOLDING acquired additional ownership equivalent to control with 50.1% of AVENUE’s capital (Note 34). After five years of the first phase, ITAÚ UNIBANCO HOLDING may exercise a call option for the remaining ownership interest.
AVENUE holds a U.S. digital securities broker aimed to democratize the access of Brazilian investors to the international market.
Regulatory approvals were completed on October 31, 2023, and the process for the acquisition and financial settlement occurred on November 30, 2023.
In August 2024, AVENUE issued new shares which resulted in the reduction of ITAÚ UNIBANCO HOLDING’s ownership interest to 33.6% in AVENUE’s capital. In addition, in July 2025, new shares were issued, resulting in the reduction of ITAÚ UNIBANCO HOLDING’s ownership interest to 32.9%.